STOCK OPTION PLANS	12 Months Ended
Dec. 31, 2010
Stock Option Plans
Note 22. STOCK OPTION PLANS

On August 31, 1994, the directors of the Company adopted the Company’s 1994 Employee Stock Option Plan (the “1994 Plan”) and the 1994 Nonqualified Stock Option Plan (the “Nonqualified Plan”). The 1992 Stock Option Plan and options previously granted were cancelled by the Board of Directors.

The 1994 Plan originally provided for officers and other key employees to receive nontransferable incentive stock options to purchase up to 170,616 shares of the Company’s common stock. The number of stock options issued and outstanding and the number of stock options remaining available for future issuance are shown in the table below. The option price per share must be at least equal to 100% of the market value of the Company’s common stock on the date of grant and the term may not exceed ten years.

The Nonqualified Plan originally provided for directors and consultants to receive nontransferable options to purchase up to 18,957 shares of the Company’s common stock. The number of options issued and outstanding and the number of options remaining available for future issuance are shown in the table below. The option price per share must be at least equal to 85% of the market value of the Company’s common stock on the date of grant and the term may not exceed five years.

Both the 1994 Plan and the Nonqualified Plan are administered by the Board of Directors or a Committee of the Board which determines the employees, directors or consultants which will be granted options and the terms of the options, including vesting provisions which to date has been over a three year period. Both the 1994 Plan and the Nonqualified Plan expired on August 31, 2004.

On December 17, 1999, the Company’s Board of Directors adopted the ImageWare Systems, Inc. Amended and Restated 1999 Stock Option Plan (the “1999 Plan”). Under the terms of the 1999 Plan, the Company could, originally, issue up to 350,000 non-qualified or incentive stock options to purchase common stock of the Company. The number of options issued and outstanding and the number of options remaining available for future issuance are shown in the table below. The 1999 Plan has substantially the same terms as the 1994 Employee Stock Option Plan and the 1994 Nonqualified Stock Option Plan and expired on December 17, 2009.

■	The Company increased its share reserve of the amended and restated 1999 plan by 883,000 shares of the Company’s common stock. This number consists of an increase in the share reserve of 800,000 of the Company’s shares of common stock and 83,000 shares of the Company’s common stock that were reserved and available for grants under the 2001 Equity Incentive Plan, which the Company refers to as the 2001 plan. Prior to amendment, the 1999 plan had 350,000 shares reserved for issuance under the 1999 Plan.

■	Any shares not issued in connection with awards outstanding under the 2001 Plan or the 1994 Employee Stock Option Plan (which the Company refers to as the 1994 Plan) on June 7, 2005, will become available for issuance under the amended and restated 1999 Plan.

■	Any shares not issued in connection with awards granted under the 1999 plan, will become available for issuance under the amended and restated 1999 Plan.

■	The amended and restated 1999 plan prohibits the grant of stock option or stock appreciation right awards with an exercise price less than fair market value of common stock on the date of grant.

■	The amended and restated 1999 Plan also generally prohibits the “re-pricing” of stock options or stock appreciation rights, although awards may be bought out for a payment in cash or the Company’s stock.

■	The amended and restated 1999 Plan permits the grant of stock based awards other than stock options, including the grant of “full value” awards such as restricted stock, stock units and performance shares.

■	The amended and restated 1999 Plan permits the qualification of awards under the plan (payable in either stock or cash) as “performance-based compensation” within the meaning of Section 162(m) of the Internal Revenue Code.

On September 12, 2001, the Company’s Board of Directors approved adoption of the 2001 Equity Incentive Plan (the “2001 Plan”). Under the terms of the 2001 Plan, the Company may issue stock awards to employees, directors and consultants of the Company, and such stock awards may be given for non-statutory stock options (options not intended to qualify as an “incentive stock option” within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended), stock bonuses, and rights to acquire restricted stock. The Company originally reserved 1,000,000 shares of its common stock for issuance under the 2001 Plan. The number of options issued and outstanding and the number of options remaining available for future issuance are shown in the table below.

The 2001 Plan is administered by the Board of Directors or a Committee of the Board as provided in the 2001 Plan. Options granted under the 2001 Plan shall not be less than 85% of the market value of the Company’s common stock on the date of the grant, and, in some cases, may not be less than 110% of such fair market value. The term of options granted under the 2001 Plan as well as their vesting are determined by the Board and to date, options have been granted with a ten year term and vesting over a three year period. While the Board may suspend or terminate the 2001 Plan at any time, if not terminated earlier, it will terminate on the day before its tenth anniversary of the date of adoption.

On November 9, 2007, the Company’s Board of Directors approved an amendment to the 1999 Plan, subject to shareholder approval, pursuant to which an additional 1,000,000 shares would be reserved for issuance under the plan.  In December 2007, the Company’s shareholders approved this amendment resulting in 1,000,000 shares being added to the 1999 Plan.

A summary of the activity under the Company’s stock option plans for the year ended December 31, 2010 is as follows:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Balance at December 31, 2008	2,049,314	$1.87	7.2

Granted	330,500	$0.25	8.2
Forfeited	(79,776)	$0.47	4.6
Exercised	—	—	—

Balance at December 31,2009	2,300,038	$1.65	5.7
Granted	620,000	$0.74	9.1
Forfeited	(1,456,743)	$2.21	4.8
Exercised	—	$—	—

Balance at December 31, 2010	1,463,295	$0.71	8.1

At December 31, 2010, a total of 640,305 options were exercisable at a weighted average price of $0.84 per share, with a remaining weighted average contractual term of approximately 7.1 years.  At December 31, 2009, a total of 1,610,147 options were exercisable at a weighted average price of $2.12 per share.

At December 31, 2010, the total remaining unrecognized compensation cost related to unvested stock options amounted to approximately $295,000, which will be amortized over the weighted-average remaining requisite service period of 7.3 quarters.

The intrinsic value of options exercised during the years ended December 31, 2010 and 2009 was $0. The intrinsic value of options exercisable at December 31, 2010 and 2009 was $303,602 and $72,118, respectively.

The following table summarizes information about employee stock options outstanding and exercisable at December 31, 2010:

	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price

$.17 – .52	558,849	8.0	$.20	365,656	$.20
$.54 - 1.04	738,348	8.9	$.75	109,215	$.84
$1.45 - 1.71	62,877	6.2	$1.62	62,213	$1.63
$1.97 – 2.62	73,750	4.6	$2.45	73,750	$2.45
$2.74 – 6.26	29,471	2.3	$2.96	29,471	$2.96
Total	1,463,295			640,305

The weighted-average grant-date fair value per share of options granted to employees during the years ended December 31, 2010 and 2009 was $0.69 and $0.22, respectively.